Goodwill and intangible assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Jan. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill), Total	$ 0	$ 0	$ 7,170
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life				3 years
In Process Research and Development [Member] | Subsequent Event [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					6 years